Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

("Separate Accounts")

Supplement to:

Overture Applause!, Overture Applause! II, Overture Encore!, Overture Bravo!,

Corporate Benefit VUL, and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Executive Edge and Excel Choice

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL, and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III, Overture Acclaim! and Overture Accent!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

and Statements of Additional Information ("SAI")

Supplement Dated February 1, 2017

1.       Effective December 31, 2016, Ameritas Life is no longer affiliated with the Calvert Variable Products and Calvert Variable Series funds (the "Funds"). The Funds' new investment adviser and new underwriter are also not affiliated with Ameritas Life. All references to former Calvert affiliations in your prospectus and SAI are deleted. Ameritas Life continues to be affiliated with Ameritas Investment Partners, Inc., the subadviser to certain portfolios of the Funds.

2.       The Variable Investment Options chart in your prospectus is revised by replacing information about the Calvert Variable Products and Calvert Variable Series portfolios with the respective information below.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Bloomberg Barclays U.S. Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP**	Index: NASDAQ 100 Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.

IN 2103 2-17

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.

Please see the Portfolio prospectuses, as revised, for more information.

All other provisions remain as stated in your Contract or Policy and prospectus, as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Contract or Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2103 2-17